RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15. RELATED PARTY TRANSACTIONS

The Company has entered into a Loan Agreement with Reliance Global Holdings, LLC, a related party under common control. There is no term to the loan, and it bears no interest. Repayment will be made as the Company has business cash flows. The proceeds from the various loans were utilized to fund the USBA Acquisition, the EBS Acquisition, CCS Acquisition, SWMT Acquisition, FIS Acquisition, ABC Acquisition, and UIS Agency LLC.

As of September 30, 2021 and December 31, 2020 the related party loan payable was $364,552 and $4,666,520 respectively.

At September 30, 2021 and December 31, 2020, Reliance Holdings owned approximately 46.42% and 25.58%, respectively, of the common stock of the Company.

NOTE 16. RELATED PARTY TRANSACTIONS

The Company has entered into a Loan Agreement with Reliance Global Holdings, LLC, a related party under common control. There is no term to the loan, and it bears no interest. Repayment will be made as the Company has business cash flows. The proceeds from the various loans were utilized to fund the USBA Acquisition, the EBS Acquisition, CCS Acquisition, SWMT Acquisition, FIS Acquisition, ABC Acquisition, and UIS Agency LLC.

As of December 31, 2020, and the 2019 the related party loan payable was $4,666,520 and $3,462,630 respectively.

Reliance Holdings provided $300,981 for funding of the USBA Acquisition and paid $83,162 in transaction costs on behalf of the Company.

Reliance Holdings provided $160,523 for funding the EBS Acquisition and paid $44,353 in transaction costs on behalf of the Company.

Reliance Holdings provided $242,484 for funding of the CCS acquisition and paid $113,247 in transaction costs on behalf of the Company. Included in the funding this acquisition is the balance of the purchase price, having a value of $120,000, that is to be paid in the form 8,889 shares of common stock in the Company. The Closing Shares are to be transferred from the shares owned by Reliance Holdings and were transferred subsequent to December 31, 2018; and as a result, is a component of Loans payables, related parties on the accompanying Consolidated Balance Sheets.

Reliance Global Holdings, LLC provided $335,169 for funding of the SWMT Acquisition and paid $122,660 in transaction costs on behalf of the Company.

Reliance Global Holdings, LLC provided $779,099 for funding of the FIS Acquisition and paid $63,663 in transaction costs on behalf of the Company.

Reliance Global Holdings, LLC provided $1,378,961 for funding of the ABC Acquisition.

Reliance Global Holdings, LLC provided $50,000 for funding of the purchase of software from The Referral Depot, LLC.

In October 2019, the Company began sharing leased office space with Reliance Global Holdings, LLC. Reliance Global Holdings, LLC leases the office space from an unrelated third party and is the only lessee listed per the lease agreement. Both Reliance Global Holdings, LLC and the Company each pay 50% of the monthly rent payments. As the Company is not legally obligated to make payments on the lease, this is treated as a month-to-month expense. For the year ended December 31, 2019, the Company’s paid $16,153 towards the lease and recorded as rent expense in the Statement of Operations.

At December 31, 2020 and 2019, Reliance Holdings owned approximately 26% and 32%, respectively, of the common stock of the Company.